UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05977)

Exact name of registrant as specified in charter:	Putnam New Jersey Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2014

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments:

Putnam New Jersey Tax Exempt Income Fund

The fund's portfolio
2/28/14 (Unaudited)

Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.6%)(a)
	Rating(RAT)	Principal amount	Value

Delaware (0.8%)

DE River & Bay Auth. Rev. Bonds, Ser. A, 5s, 1/1/42	A1	$1,595,000	$1,692,997

			1,692,997
Guam (1.5%)

Territory of GU, Bus. Privilege Tax Rev. Bonds, Ser. A, 5s, 1/1/31	A	1,125,000	1,157,940

Territory of GU, Govt. Ltd. Oblig. Rev. Bonds (Section 30), Ser. A, 5 3/4s, 12/1/34	BBB+	1,000,000	1,033,410

Territory of GU, Govt. Wtr. Wks. Auth. Wtr. & Waste Wtr. Syst. Rev. Bonds, 5 5/8s, 7/1/40	A-	450,000	463,329

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A, 5 1/2s, 10/1/40	BBB	500,000	512,420

			3,167,099
Missouri (0.9%)

MO State Hlth. & Edl. Fac. Auth. VRDN (Washington U. (The)), Ser. A, 0.03s, 9/1/30	VMIG1	2,000,000	2,000,000

			2,000,000
New Jersey (86.0%)

Bayonne, G.O. Bonds (School Bldg.), AGM, 5s, 7/15/25	Aa3	1,859,000	1,914,696

Burlington Cnty., Bridge Comm. Econ. Dev. Rev. Bonds
(The Evergreens), 5 5/8s, 1/1/38	BB+/P	1,450,000	1,316,702
4s, 12/1/17	Aa2	850,000	951,992

Essex Cnty., Impt. Auth. Rev. Bonds
NATL, 5 1/2s, 10/1/30	Aa2	1,290,000	1,536,661
Ser. 06, AMBAC, 5 1/4s, 12/15/20	Aa2	1,000,000	1,212,070
AMBAC, 5s, 12/15/23	Aa2	2,000,000	2,221,840

Freehold, Regl. High School Dist. G.O. Bonds, FGIC, NATL, 5s, 3/1/19	AA	1,500,000	1,738,140

Garden State Preservation Trust Rev. Bonds
(Open Space & Farmland 2005), Ser. A, AGM, 5 3/4s, 11/1/28	AAA	2,000,000	2,511,640
Ser. B, AGM, zero %, 11/1/24	AAA	6,000,000	4,314,060

Gloucester Cnty., Impt. Auth. Rev. Bonds
5s, 4/1/28	AA+	2,310,000	2,520,995
5s, 4/1/23	AA+	500,000	550,140

Hillsborough Twp., School Dist. G.O. Bonds, AGM, 5 3/8s, 10/1/21	AA-	1,720,000	2,077,640

Middletown Twp. Board of Ed. G.O. Bonds, 5s, 8/1/27	AA	1,500,000	1,671,765

Millburn Twp., Board of Ed. G.O. Bonds, 5.35s, 7/15/17	Aaa	1,150,000	1,325,249

New Brunswick, Pkg. Auth. Rev. Bonds (City Gtd. Pkg.)
5s, 9/1/30	A+	250,000	269,523
5s, 9/1/29	A+	250,000	271,215

NJ Env. Infrastructure Trust Rev. Bonds, Ser. B, 5s, 9/1/30	Aaa	1,445,000	1,568,851

NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
(Gen. Hosp. Ctr.-Passaic Inc.), AGM, U.S. Govt. Coll., 6 3/4s, 7/1/19 (Escrowed to maturity)	AA-	5,000,000	5,915,250
(St. Joseph Hlth. Care Syst.), 6 5/8s, 7/1/38	BBB-	1,000,000	1,021,850
(AHS Hosp. Corp.), 6s, 7/1/41	A1	2,500,000	2,831,450
(Chilton Memorial Hosp.), 5 3/4s, 7/1/39 (Prerefunded 7/1/19)	Baa2	2,000,000	2,467,780
(St. Peter's U. Hosp.), 5 3/4s, 7/1/37	Ba1	1,500,000	1,480,905
(United Methodist Homes), Ser. A, 5 3/4s, 7/1/29	BBB-/F	1,750,000	1,749,895
(Barnabas Hlth.), Ser. A, 5 5/8s, 7/1/32	Baa1	2,000,000	2,132,480
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/36	Baa3	600,000	604,890
(Children's Specialized Hosp.), Ser. A, 5 1/2s, 7/1/30	Baa3	900,000	909,288
(Hackensack U. Med. Ctr.), AGO, 5 1/4s, 1/1/31	AA-	1,000,000	1,059,110
(Hackensack U. Med. Ctr.), 5 1/8s, 1/1/21	A3	1,425,000	1,522,883
(South Jersey Hosp.), 5s, 7/1/46	A2	3,055,000	3,073,391
(Holy Name Hosp.), 5s, 7/1/36	Baa2	1,500,000	1,489,920
(Hunterdon Med. Ctr.), Ser. B, 5s, 7/1/36	A-	1,710,000	1,731,939
(Hackensack U. Med. Ctr.), 5s, 1/1/34	A3	750,000	769,748
(Hosp. Asset Transformation), Ser. A, 5s, 10/1/28	A1	1,000,000	1,087,870
(AHS Hosp. Corp.), Ser. A, 5s, 7/1/27	A1	500,000	526,740
(South Jersey Hosp.), 5s, 7/1/26	A2	1,500,000	1,541,580
(Holy Name Med. Ctr.), 5s, 7/1/25	Baa2	1,000,000	1,035,530
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/24	A1	1,555,000	1,659,683
(Children's Specialized Hosp.), Ser. A, 5s, 7/1/24	Baa3	400,000	403,896
(Atlanticare Regl. Med. Ctr.), 5s, 7/1/23	A1	1,500,000	1,599,510

NJ Hlth. Care Fac. Fin. Auth. VRDN
(Virtua Hlth.), Ser. C, 0.04s, 7/1/43	A-1	2,665,000	2,665,000
(Compensation Program), Ser. A-4, 0.02s, 7/1/27	VMIG1	1,350,000	1,350,000
(Virtua Hlth.), Ser. B, 0.01s, 7/1/43	A-1	1,300,000	1,300,000

NJ Inst. of Tech. Rev. Bonds, Ser. A, 5s, 7/1/32	A1	1,250,000	1,345,013

NJ State G.O. Bonds
5s, 6/1/27 (Prerefunded 6/1/17)	Aa3	1,500,000	1,713,975
Ser. Q, 5s, 8/15/19	Aa3	1,400,000	1,674,666

NJ State Rev. Bonds (Trans. Syst.), Ser. C, AMBAC, zero %, 12/15/24	A1	2,400,000	1,554,600

NJ State Econ. Dev. Auth. Rev. Bonds
(Newark Arpt. Marriott Hotel), 7s, 10/1/14	Baa3	1,300,000	1,324,141
(Cranes Mill), Ser. A, 6s, 7/1/38	BBB-/F	750,000	760,448
(Ashland School, Inc.), 6s, 10/1/33	BBB	1,000,000	1,042,070
(Paterson Charter School Science & Tech.), Ser. A, 6s, 7/1/32	BBB-	800,000	830,680
(MSU Student Hsg.), 5 7/8s, 6/1/42	Baa3	1,550,000	1,621,781
(School Fac. Construction), Ser. N-1, AMBAC, 5 1/2s, 9/1/24	A1	1,500,000	1,786,170
(School Fac. Construction), Ser. AA, 5 1/4s, 12/15/33	A1	1,500,000	1,606,740
(School Fac. Construction), Ser. Y, 5s, 9/1/33	A1	500,000	517,035
(School Fac.), Ser. U, AGM, 5s, 9/1/32	AA-	1,000,000	1,045,850
(Paterson Charter School), Ser. C, 5s, 7/1/32	BBB-	1,125,000	1,070,460
(Seeing Eye, Inc.), 5s, 6/1/32	A	2,015,000	2,096,245
(NYNJ Link Borrower, LLC), AGM, 5s, 1/1/31	AA-	1,150,000	1,182,292
(School Fac. Construction), Ser. P, 5s, 9/1/30 (Prerefunded 9/1/15)	A1	2,040,000	2,184,860
(Motor Vehicle), Ser. A, NATL, 5s, 7/1/27	A	1,000,000	1,014,100
Ser. II, 5s, 3/1/27	A1	2,000,000	2,207,500
5s, 6/15/26	Baa1	2,000,000	2,133,820
(Middlesex Wtr. Co., Inc.), Ser. A, 5s, 10/1/23	A	1,500,000	1,715,745
(School Fac. Construction), Ser. L, AGM, 5s, 3/1/23 (Prerefunded 3/1/15)	AA-	2,545,000	2,665,633

NJ State Econ. Dev. Auth. Energy Fac. Rev. Bonds (UMM Energy Partners, LLC), Ser. A, 4 3/4s, 6/15/32	Baa3	1,000,000	973,710

NJ State Econ. Dev. Auth. Retirement Cmnty. Rev. Bonds (Seabrook Village, Inc.), 5 1/4s, 11/15/36	BB-/P	200,000	187,636

NJ State Econ. Dev. Auth. Solid Waste Fac. Mandatory Put Bonds (6/1/14) (Disp. Waste Mgt.), Ser. A, 5.3s, 6/1/15	A-	1,500,000	1,517,235

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. A, 5.7s, 10/1/39	A1	3,500,000	3,752,910
Ser. B, 5.6s, 11/1/34	A1	500,000	541,565
Ser. D, 4 7/8s, 11/1/29	A1	700,000	737,114

NJ State Edl. Fac. Auth. Rev. Bonds
(U. of Med. and Dentistry), Ser. B, 7 1/2s, 12/1/32 (Prerefunded 6/1/19)	AAA/P	500,000	660,960
(Fairleigh Dickinson), Ser. C, 6s, 7/1/20	BBB/F	1,000,000	1,009,440
(Kean U.), Ser. A, 5 1/2s, 9/1/36	A2	1,635,000	1,767,075
(Fairleigh Dickinson), Ser. C, 5 1/2s, 7/1/23	BBB/F	1,000,000	1,004,130
(Montclair State U.), Ser. J, 5 1/4s, 7/1/38	A1	500,000	532,930
(Georgian Court U.), Ser. D, 5 1/4s, 7/1/27	Baa2	1,000,000	1,033,750
(Ramapo College of NJ), Ser. B, 5s, 7/1/37	A2	820,000	868,577
(Rider U.), Ser. A, 5s, 7/1/37	Baa1	500,000	506,385
(Rider U.), Ser. A, 5s, 7/1/32	Baa1	1,200,000	1,224,240
(NJ City U.), Ser. E, AGO, 5s, 7/1/28	A2	1,000,000	1,080,050
(William Paterson U.), Ser. C, AGO, 5s, 7/1/28	A1	2,000,000	2,171,080
(Georgian Court U.), Ser. D, 5s, 7/1/27	Baa2	1,000,000	1,023,880
(College of NJ), Ser. D, AGM, 5s, 7/1/26	AA-	1,000,000	1,119,200
(Princeton U.), Ser. A, 5s, 7/1/26	Aaa	2,000,000	2,413,920
(College of NJ), Ser. D, AGM, 5s, 7/1/25	AA-	1,500,000	1,688,715
(Kean U.), Ser. A, 5s, 9/1/24	A2	1,500,000	1,659,585
(William Paterson U.), Ser. A, NATL, FGIC, 5s, 7/1/22 (Prerefunded 7/1/14)	A1	1,110,000	1,127,261
(Rowan U.), Ser. C, NATL, 5s, 7/1/21 (Prerefunded 7/1/14)	A+	1,565,000	1,589,336
(Higher Ed. Cap. Impt. Fund), Ser. A, AGM, 5s, 9/1/17	AA-	4,315,000	4,413,986

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan)
Ser. A, 5 5/8s, 6/1/30	AA	1,750,000	1,849,208
Ser. 2, 5s, 12/1/26	Aa3	950,000	989,055
Ser. 1A, 5s, 12/1/22	Aa2	2,500,000	2,701,850
Ser. A, 5s, 6/1/18	AA	2,000,000	2,241,500

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Lukes Warren Hosp.), 5s, 8/15/31	A3	1,000,000	1,063,420

NJ State Hsg. & Mtge. Fin. Agcy. Rev. Bonds
Ser. AA, 6 3/8s, 10/1/28	Aa2	505,000	515,640
Ser. A, 4.2s, 11/1/32	A+	1,000,000	984,690

NJ State Tpk. Auth. Rev. Bonds
Ser. C, NATL, 6 1/2s, 1/1/16 (Escrowed to maturity)	A+	1,395,000	1,501,857
Ser. E, 5 1/4s, 1/1/40	A+	2,000,000	2,139,300
Ser. F, 5s, 1/1/26	A+	565,000	644,942
Ser. A, 5s, 1/1/24	A+	1,000,000	1,159,060
Ser. B, 5s, 1/1/19	A+	1,000,000	1,168,810

NJ State Trans. Trust Fund Auth. Rev. Bonds
(Trans. Syst.), Ser. A, 5 7/8s, 12/15/38	A1	1,350,000	1,501,781
(Trans. Syst.), Ser. B, 5 1/4s, 6/15/36	A1	1,000,000	1,071,020
(Trans. Syst.), Ser. D, 5 1/4s, 12/15/23	A1	2,000,000	2,373,200
(Trans. Syst.), Ser. A, AGM, AMBAC, 5s, 12/15/32	AA-	2,500,000	2,636,925
(Trans. Syst.), Ser. A, AMBAC, 5s, 12/15/27	A1	2,475,000	2,704,408
(Trans. Syst.), Ser. A, zero %, 12/15/33	A1	5,000,000	1,825,500

NJ State Trans. Trust Fund Auth. VRDN (Trans. Syst.), Ser. C, 0.03s, 6/15/32	VMIG1	1,500,000	1,500,000

North Bergen Twp., Muni. Util. Auth. Swr. Rev. Bonds, NATL
zero %, 12/15/27	Aa3	1,005,000	565,302
zero %, 12/15/26	Aa3	1,000,000	593,870

North Hudson, Swr. Auth. Rev. Bonds, Ser. A, 5s, 6/1/42	A-	2,000,000	2,076,440

Northern Burlington Cnty., Regl. School Dist. G.O. Bonds, FGIC, NATL, 5 1/4s, 4/1/17	Aa3	1,130,000	1,269,080

Ocean City, Util. Auth. Waste Wtr. Rev. Bonds, NATL, 5 1/4s, 1/1/22	Aaa	2,000,000	2,424,900

Rutgers State U. COP, AMBAC, 5s, 1/1/24	Aa3	1,800,000	1,804,392

Rutgers State U. Rev. Bonds
Ser. F, 5s, 5/1/30	Aa3	1,000,000	1,087,860
Ser. L, 5s, 5/1/21	Aa3	500,000	594,030

Sussex Cnty., Muni. Util. Auth. Rev. Bonds (Waste Wtr. Facs.), Ser. B, AGM, zero %, 12/1/30	AA+	1,500,000	733,485

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. 1A
5s, 6/1/41	B2	2,000,000	1,529,880
4 3/4s, 6/1/34	B2	2,000,000	1,521,980
4 5/8s, 6/1/26	B1	1,000,000	884,290
4 1/2s, 6/1/23	B1	355,000	344,013

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5 1/4s, 12/1/31	AA+	1,500,000	1,581,750

Woodbridge Twp., Board of Ed. G.O. Bonds, 4 1/2s, 7/15/26	Aa2	1,000,000	1,083,980

			186,269,679
New York (5.0%)

NY City, G.O. Bonds, Ser. C, 5s, 8/1/24	Aa2	2,445,000	2,798,767

NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds, Ser. AA, 5s, 6/15/34	AA+	750,000	808,688

Port Auth. NY & NJ Rev. Bonds, Ser. 93rd, 6 1/8s, 6/1/94	Aa3	5,000,000	5,673,500

Port Auth. NY & NJ Special Oblig. Rev. Bonds (JFK Intl. Air Term.), 6s, 12/1/42	Baa3	1,000,000	1,090,530

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6 3/4s, 10/1/19	BB+/P	440,000	435,961

			10,807,446
Pennsylvania (1.5%)

Delaware River Port Auth. PA & NJ Rev. Bonds
5s, 1/1/28	A	1,500,000	1,685,580
(Port Dist.), 5s, 1/1/18	BBB	1,500,000	1,636,980

			3,322,560
Puerto Rico (2.2%)

Cmnwlth. of PR, G.O. Bonds
Ser. A, FGIC, 5 1/2s, 7/1/21	BB+	1,490,000	1,255,325
(Pub. Impt.), Ser. A, NATL, 5 1/2s, 7/1/20	A	1,000,000	972,390

Cmnwlth. of PR, Elec. Pwr. Auth. Rev. Bonds
Ser. AAA, 5 1/4s, 7/1/28	BBB	750,000	521,760
Ser. TT, 5s, 7/1/37	BBB	1,350,000	868,847

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser. C
5 1/4s, 8/1/41	A+	500,000	383,455
5 1/4s, 8/1/40	AA-	1,000,000	838,750

			4,840,527
Virgin Islands (0.7%)

VI Pub. Fin. Auth. Rev. Bonds
Ser. A, 6s, 10/1/39	Baa3	450,000	452,930
Ser. A-1, 5s, 10/1/39	Baa2	525,000	514,584
Ser. A, 5s, 10/1/25	Baa2	450,000	476,030

			1,443,544
TOTAL INVESTMENTS

Total investments (cost $200,486,985)(b)			$213,543,852

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2013 through February 28, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $216,573,366.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $200,377,942, resulting in gross unrealized appreciation and depreciation of $14,699,838 and $1,533,928, respectively, or net unrealized appreciation of $13,165,910.
	The rates shown on Mandatory Put Bonds are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Health care	16.5%
	State debt	14.7
	Education	13.3
	Local debt	11.5
	The fund had the following insurance concentration greater than 10% at the close of the reporting period (as a percentage of net assets):
	AGM	14.9%

	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$213,543,852	$—

Totals by level	$—	$213,543,852	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Jersey Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: April 25, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: April 25, 2014